Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 1,522	$ 1,325
Accounts receivable	4,774	4,398
Inventories	2,512	2,045
Deferred tax assets	170	206
Prepaid expenses and other	157	172
Total current assets	9,135	8,146
Investments	385	438
Fixed assets, net	5,273	4,236
Goodwill	1,473	1,196
Deferred tax assets	90	69
Other assets	753	594
Consolidated total assets	17,109	14,679
Current liabilities
Bank indebtedness	71	36
Accounts payable	4,450	3,961
Accrued salaries and wages	617	525
Other accrued liabilities	1,185	1,002
Income taxes payable	93	5
Deferred tax liabilities	19	44
Long-term debt due within one year	249	151
Total current liability	6,684	5,724
Long-term employee benefit liabilities	560	419
Long-term debt	112	46
Other long-term liabilities	154	207
Deferred tax liabilities	141	81
Total liability	7,651	6,477
Shareholders' equity
Common Shares [issued: 233,155,783; 2011 - 233,317,792]	4,391	4,373
Contributed surplus	80	63
Retained earnings	4,462	3,317
Accumulated other comprehensive income	496	422
Stockholders equity attributable to Magna International Inc	9,429	8,175
Non-controlling interest	29	27
Total stockholder's equity	9,458	8,202
Total liability and stockholders' equity	$ 17,109	$ 14,679